Financial Income and Expense (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Financial Income and Expense
Interest income Current accounts and deposits	€ 3,251	€ 2,593	€ 106
Current accounts and deposits	(74)	(31)	(406)
Interest expense Lease liability	(713)	(774)	(793)
Interest on loans and borrowings	(290)	(398)	(3,928)
Net foreign exchange benefit/(loss)	(7)	(255)	4,757
Total	2,167	1,135	(264)
Financial income	3,251	2,593	4,863
Interest income	3,251	2,593	106
Net foreign exchange (loss) / benefit | $				$ 4,757
Financial expenses	1,084	1,458	€ 5,127
Interest costs	1,077	1,203
Net foreign exchange costs	€ 7	€ 255